Property, plant and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Cost	$ 280	$ 288
Accumulated Depreciation	182	176
Net book value	98	112
Office Equipment [Member]
Cost	54	55
Accumulated Depreciation	12	8
Net book value	42	47
Computer Equipment [Member]
Cost	145	149
Accumulated Depreciation	128	130
Net book value	17	19
Field Equipment [Member]
Cost	37	39
Accumulated Depreciation	33	33
Net book value	4	6
Building [Member]
Cost	44	45
Accumulated Depreciation	9	5
Net book value	$ 35	$ 40